UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 19.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	181,000	$6,186,580
Nokia Oyj (Sponsored ADR) - Class A (a)	766,530	3,939,964

		10,126,544

Internet Software & Services - 0.3%
Alphabet, Inc. - Class C (b)	3,100	2,551,951

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.	300,110	10,734,935

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	784,545	28,400,529
Texas Instruments, Inc.	170,400	13,056,048
Xilinx, Inc.	63,950	3,761,539

		45,218,116

Software - 3.5%
Microsoft Corp.	343,860	22,000,163
Oracle Corp.	89,980	3,832,248

		25,832,411

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	92,200	12,630,478
HP, Inc.	1,337,820	23,237,934
Xerox Corp.	1,768,560	13,158,086

		49,026,498

		143,490,455

Financials - 17.3%
Banks - 9.0%
Bank of America Corp.	442,590	10,923,121
Fifth Third Bancorp	97,470	2,674,577
JPMorgan Chase & Co.	222,940	20,202,823
PNC Financial Services Group, Inc. (The)	64,970	8,266,133
Wells Fargo & Co.	416,610	24,113,386

		66,180,040

Capital Markets - 0.4%
FS Investment Corp.	300,000	3,225,000

Consumer Finance - 0.6%
Capital One Financial Corp.	43,073	4,042,832

Insurance - 7.3%
American International Group, Inc.	255,900	16,357,128
First American Financial Corp.	370,260	14,466,058
FNF Group	261,040	10,005,663
Marsh & McLennan Cos., Inc.	108,520	7,974,050
Old Republic International Corp.	223,000	4,618,330

		53,421,229

		126,869,101

Company	Shares	U.S. $ Value
Consumer Staples - 12.6%
Beverages - 1.3%
PepsiCo, Inc.	86,510	$9,548,974

Household Products - 3.0%
Kimberly-Clark Corp.	92,260	12,229,063
Procter & Gamble Co. (The)	105,820	9,637,027

		21,866,090

Tobacco - 8.3%
Altria Group, Inc.	443,560	33,231,515
British American Tobacco PLC (Sponsored ADR) (a)	119,520	7,630,157
Philip Morris International, Inc.	158,990	17,385,557
Universal Corp./VA	41,500	2,809,550

		61,056,779

		92,471,843

Health Care - 12.0%
Biotechnology - 1.4%
Gilead Sciences, Inc.	139,650	9,842,532

Health Care Providers & Services - 1.3%
Aetna, Inc.	72,680	9,358,277

Pharmaceuticals - 9.3%
Johnson & Johnson	194,900	23,818,729
Merck & Co., Inc.	118,270	7,790,445
Novartis AG (ADR)	48,000	3,752,160
Pfizer, Inc.	777,190	26,517,723
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	183,430	6,423,718

		68,302,775

		87,503,584

Consumer Discretionary - 10.2%
Auto Components - 0.5%
Magna International, Inc. (New York) - Class A	87,550	3,752,393

Automobiles - 1.8%
Ford Motor Co.	877,560	10,995,827
General Motors Co.	49,000	1,805,160

		12,800,987

Hotels, Restaurants & Leisure - 2.9%
International Game Technology PLC	216,300	5,840,100
McDonald’s Corp.	122,730	15,666,484

		21,506,584

Media - 3.7%
Comcast Corp. - Class A	217,940	8,155,315
Interpublic Group of Cos., Inc. (The)	227,830	5,490,703
Omnicom Group, Inc.	63,020	5,363,002
Regal Entertainment Group - Class A	377,830	8,153,571

		27,162,591

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
Target Corp.	51,610	$3,033,120

Specialty Retail - 0.9%
Home Depot, Inc. (The)	44,800	6,491,968

		74,747,643

Industrials - 10.1%
Aerospace & Defense - 3.0%
L3 Technologies, Inc.	47,660	8,022,131
Lockheed Martin Corp.	52,020	13,867,492

		21,889,623

Airlines - 1.5%
Delta Air Lines, Inc.	222,780	11,123,405

Commercial Services & Supplies - 1.1%
RR Donnelley & Sons Co. (a)	82,106	1,376,918
Waste Management, Inc.	92,540	6,785,033

		8,161,951

Electrical Equipment - 3.3%
Eaton Corp. PLC	330,240	23,770,675

Professional Services - 1.2%
Nielsen Holdings PLC	202,590	8,986,892

		73,932,546

Utilities - 6.5%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	134,820	9,028,896
Edison International	118,280	9,431,647
Exelon Corp.	158,750	5,827,713
Portland General Electric Co.	127,380	5,774,135

		30,062,391

Multi-Utilities - 2.4%
NiSource, Inc.	535,510	12,804,044
Public Service Enterprise Group, Inc.	101,090	4,648,118

		17,452,162

		47,514,553

Energy - 6.0%
Energy Equipment & Services - 2.1%
Helmerich & Payne, Inc.	169,960	11,620,165
Schlumberger Ltd.	44,618	3,585,503

		15,205,668

Oil, Gas & Consumable Fuels - 3.9%
Exxon Mobil Corp.	156,770	12,748,536
Royal Dutch Shell PLC (Sponsored ADR) (a)	283,500	15,592,500

		28,341,036

		43,546,704

Company	Shares	U.S. $ Value
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	332,250	$13,884,727
CenturyLink, Inc.	74,000	1,795,240
Verizon Communications, Inc.	154,620	7,673,791

		23,353,758

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.(b)	83,450	5,218,129

		28,571,887

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	122,400	3,845,808
LyondellBasell Industries NV - Class A	74,610	6,807,416

		10,653,224

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $591,952,364)		729,301,540

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (c) (d) (cost $24,069,646)	24,069,646	24,069,646

Total Investments - 103.0% (cost $616,022,010) (e)		753,371,186
Other assets less liabilities - (3.0)%		(21,891,537)

Net Assets - 100.0%		$731,479,649

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,151,240 and gross unrealized depreciation of investments was $(9,802,064), resulting in net unrealized appreciation of $137,349,176.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund, Inc.

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$729,301,540		$	– 0	–	$	– 0	–	$729,301,540
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,069,646			– 0	–		– 0	–	24,069,646

Total Investments in Securities	753,371,186			– 0	–		– 0	–	753,371,186

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$753,371,186		$	– 0	–	$	– 0	–	$753,371,186

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc.—Government Money Market Portfolio
Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$15,633	$78,468	$70,031	$24,070	$19

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017